Schedule II - Financial Statement Schedule Valuation and Qualifying Accounts (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of the Period	$ 5,900,000	$ 8,400,000	$ 8,700,000
Additions, Charged to Cost and Expense	1,100,000	(3,000,000)	300,000
Deduction from Reserves	0	(100,000)	(300,000)
Additions, Currency Translation Adjustments	(700,000)	600,000	(300,000)
Balance at End of the Period	6,300,000	5,900,000	8,400,000
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of the Period	50,400,000	41,300,000	47,400,000
Additions, Charged to Cost and Expense	18,200,000	10,700,000	(5,500,000)
Additions, Currency Translation Adjustments	(1,700,000)	(1,600,000)	(600,000)
Balance at End of the Period	$ 66,900,000	$ 50,400,000	$ 41,300,000